SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract Balances (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Advances from customers	¥ 17,266,994	¥ 40,062,189	$ 2,709,568
Changes in the Group's contract liabilities (advances from customers and deferred revenue)
Contract liabilities as of January 1, 2020	65,394,281	40,755,042
Cash received in advance, excluding VAT	3,426,755,022	2,364,340,559
Revenue recognized from opening balance of contract liabilities	(61,217,823)	(38,584,009)
Revenue recognized from contract liabilities arising during current year	(3,370,213,054)	(2,301,117,311)
Contract liabilities as of December 31, 2021	¥ 60,718,426	¥ 65,394,281